Summary Prospectus    February 28, 2010

JPMorgan Research Market Neutral Fund
        (formerly JPMorgan Market Neutral Fund)

Class/Ticker:        A/JMNAX        B/JMNBX        C/JMNCX        Select/JMNSX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information, online at www.jpmorganfunds.com/funddocuments. You can also get this information at no cost by calling 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2010, are incorporated by reference into this Summary Prospectus.

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 15 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 96 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	1.25%		1.25%		1.25%		1.25%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	2.83		2.87		2.87		2.83
Dividend Expenses on Short Sales	2.	23	2.	23	2.	23	2.	23
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses[1]	0.	35	0.	39	0.	39	0.	35
Acquired Fund Fees and Expenses	0.02		0.02		0.02		0.02
Total Annual Fund Operating Expenses2	4.35		4.89		4.89		4.10
Fee Waivers and Expense Reimbursements[2]	(2.83)		(2.87)		(2.87)		(2.83)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.52		2.02		2.02		1.27

1	“Remainder of Other Expenses” for Class C and Select Class Shares are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50%, 2.00%, 2.00% and 1.25%, respectively, of their average daily net assets. This contract continues through 2/28/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	672	1,530	2,400	4,624
CLASS B SHARES ($)	705	1,513	2,424	4,652
CLASS C SHARES ($)	305	1,213	2,224	4,760
SELECT CLASS SHARES ($)	129	988	1,861	4,116

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	672	1,530	2,400	4,624
CLASS B SHARES ($)	205	1,213	2,224	4,652
CLASS C SHARES ($)	205	1,213	2,224	4,760
SELECT CLASS SHARES ($)	129	988	1,861	4,116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 218% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 and/or Standard & Poor’s 500 (S&P 500) Indexes, in an effort to insulate the Fund’s performance from the effects of general stock market movements.

In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets that the short positions will decline faster than the long positions. The Fund expects that this difference in rates of appreciation, along with any returns on cash generated by short sales, will generate a positive return; the Fund pursues returns exceeding those of 90-day U.S. Treasury Bills.

The Fund purchases securities that it believes are undervalued and sells short securities that it believes are overvalued. The long and short positions are matched on a variety of risk characteristics in order to limit exposure to macroeconomic factors.

In each sector in which the Fund invests, it balances the dollars invested in long and short positions to remain sector neutral. In attempting to neutralize market and sector risks, the Fund emphasizes stock selection as the primary means of generating returns.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process:  In managing the Fund the adviser employs a three-step process that combines research, valuation and stock selection.

The research findings allow the adviser to rank the companies according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team’s findings.

The Fund buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the team selects securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	temporary mispricings caused by market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Strategy Risk.  There is no guarantee that the use of long and short positions will succeed in limiting a Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

High Portfolio Turnover Risk.  The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Equity Market-Neutral Funds Average, an average based on the total returns of all funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class A, Class B and Select Class Shares is based on the performance of the Institutional Class Shares prior to their inception and the performance of the Class C Shares is based on the performance of the Class B and Institutional Class Shares prior to their inception. The actual returns of the Class A, Class B, Class C and Select Class Shares would have been lower than those shown because of their higher expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2001	4.63%
Worst Quarter	2nd quarter, 2002	–2.61%

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	3.93%	3.15%	2.84%
Return After Taxes on Distributions	3.68	2.49	2.08
Return After Taxes on Distributions and Sale of Fund Shares	2.67	2.36	2.01

CLASS B SHARES Return Before Taxes	4.13	3.41	2.99

CLASS C SHARES Return Before Taxes	8.13	3.76	2.99

SELECT CLASS SHARES
Return Before Taxes	10.08	4.77	3.74

BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.21	3.02	2.99

LIPPER EQUITY MARKET-NEUTRAL FUNDS AVERAGE
(Reflects No Deduction for Taxes)	4.32	1.76	(0.30)

After-tax returns are shown for only the Class A Shares and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio manager for the Fund is:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Terance Chen	2000	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

SPRO-RMN-ABCS-210